Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Tax losses for which deferred tax assets recognized	$ 92.3	$ 102.2
Unused tax losses for which no deferred tax asset recognized	$ 13.0	$ 14.3